Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforward and credits	$ 5,979	$ 6,574
Operating lease liabilities	50,650	46,203
Research and development expenses carryforward	10,486	8,479
Share-based compensation	65,199	55,301
Accrued employees costs	5,589	4,780
Other	6,866	2,041
Deferred tax assets	144,769	123,378
Valuation allowance	0	(72,814)
Deferred tax liabilities:
Unrealized gains on marketable and other equity securities	1,472	766
Property and equipment	1,232	941
Operating lease ROU assets	45,181	46,897
Acquired intangible assets	2,023	2,154
Other	4,235	1,771
Deferred tax liabilities	54,143	52,529
Deferred Tax Assets, Net, Total	90,626
Deferred tax assets (liabilities), net		(1,965)
Long-term assets	94,549	0
Long-term liabilities	3,923	1,965
Long-term assets
Deferred tax liabilities:
Long-term assets	94,549	0
Long-term liabilities
Deferred tax liabilities:
Long-term liabilities	$ 3,923	$ 1,965